TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2014	2013	2012

Domestic (Israel)	$20,485	$22,500	$16,293
Foreign	(11,327)	(802)	(642)

	$9,158	$21,698	$15,651

Schedule of Deferred Income Tax Assets and Liabilities
	December 31,
	2014	2013
Deferred tax assets:
Reserves and allowances	$2,481	$1,433
Operating loss carryforwards	25,707	15,258
Capital loss carryforwards	7,481	7,486
Total deferred tax assets	$35,669	$24,177

Deferred tax liabilities:	--	--
Acquired intangibles	(3,976)	--

Less valuation allowance	(31,693)	(24,177)

Net deferred tax assets	--	--

Schedule of Reconciliation of Statutory Tax Rate to the Company's Effective Income Tax Rate

	Year ended December 31,
	2014	2013	2012

Income before taxes as reported in the consolidated statements of operations	$9,158	$21,698	$15,651

Statutory tax rate	26.5%	25%	25%

Theoretical tax expense on the above amounts at the Israeli statutory tax rate	2,427	5,425	3,913
Approved and Privileged Enterprise benefits (*)	(13,310)	(11,454)	(7,839)
Non-deductible expenses	2,496	197	186
Non-deductible expenses related to stock options	3,336	2,716	1,329
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	5,648	5,336	3,004
Increase in deferred taxes (for which valuation allowance was created) due to increase in Israeli tax rate	--	(1,147)	--
Difference in basis of measurement for tax purposes	842	(570)	11
Taxes with respect to prior years	90	(366)	(508)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(1,529)	(120)	(96)
Others	--	(17)	--

Actual taxes on income (taxes benefit)	$--	$--	$--

Basic	$0.31	$0.40	$0.28

Diluted	$0.31	$0.39	$0.27

(*)	Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status.